Share-Based Compensation - Stock Option Plans - (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($) Y
Share based compensation
Option term (expiration period)	7 years
Vesting period	3 years
Expected life	5
Active Stock Option Plan
Share based compensation
Option term (expiration period)	7 years
Vesting period	3 years
Annual dividend per share	$ 1.44	$ 1.28
Risk-free interest rate	2.03%	1.09%
Expected life | Y		5
Expected volatility	24.00%	25.00%
Weighted average fair value per option	$ 6.73	$ 6.42
Executive and Key Contributor Stock Options
Share based compensation
Vesting period	3 years
Suncor Energy Inc. Stock Options with TSARs
Share based compensation
Option term (expiration period)	7 years
Vesting period	3 years
Minimum | Executive and Key Contributor Stock Options
Share based compensation
Option term (expiration period)	7 years
Maximum | Executive and Key Contributor Stock Options
Share based compensation
Option term (expiration period)	10 years